Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
11.	Subsequent Events

During April and June 2017, the Company issued 295,000 shares of fully vested restricted common stock to consultants for services rendered.

Between May 23, 2017 and July 31, 2017, the Company issued 2,405,000 shares of Series B Preferred Stock to investors for an aggregate purchase price of $2,405,000. The stock has a stated value of $1.00 per share and accrues an annual dividend at the rate of 6% of the stated value, calculated quarterly, to be paid in shares of common stock at the rate of $0.75 per share. The Series B Preferred Stock is convertible commencing December 31, 2017, or earlier upon the approval of the Board of Directors, by the holder into Common Stock at $0.75 per share. The stock is automatically convertible by the Company upon an equity financing of at least $5,000,000 subsequent to June 30, 2017, or is publicly traded for at least $2.00 per share for 10 consecutive trading days, or upon completion of a Major Transaction (as defined in the Certificate of Designation). Dividends are payable to holders of record quarterly, on the last business day of each calendar quarter, from the date of issuance, as may be declared by the Board of Directors, and are cumulative. The Series B Preferred Stock is senior to all Common Stock and junior to the Series A Preferred Stock. For investors in the Series B offering that previously invested in the Company’s Series A preferred stock offering in 2016, the Company issued a total of 60,000 warrants as additional incentive to invest. These warrants are fully vested, are immediately exercisable at $0.75 per share, and expire between March 6, 2020 and March 8, 2020.

12.	Subsequent Events

On January 31, 2017, the Company borrowed $100,000 from a related party investor pursuant to an unsecured promissory note, with a 120-day term and a fixed interest charge of $6,000.

On March 1, 2017, the Company entered into a non-binding letter of intent (“LOI”) with Vector Vision, Inc., a Delaware corporation (“VectorVision”), whereby the parties set forth an outline of the terms and conditions pursuant to which the Company would acquire all of the outstanding shares of stock of VectorVision in exchange for a to be determined number of shares of common stock of the Company. VectorVision specializes in the standardization of contrast sensitivity, glare sensitivity, low contrast acuity, and ETDRS acuity vision testing. The transaction is subject to significant conditions precedent to closing, including, but not limited to, the satisfactory completion of due diligence, the determination of the amount of purchase consideration, the negotiation of definitive transaction documents, the completion of an audit of VectorVision’s financial statements, and other matters, no later than the August 31, 2017 expiration date of the LOI as amended.

On March 1, 2017, the Company issued 162,500 shares of restricted common stock to a consultant for services rendered.

During April and June 2017, the Company issued 295,000 shares of fully vested restricted common stock to consultants for services rendered.

Between January 1, 2017 and July 31, 2017, the Company issued 3,105,000 shares of Series B Preferred Stock to investors for an aggregate purchase price of $3,105,000. The stock has a stated value of $1.00 per share and accrues an annual dividend at the rate of 6% of the stated value, calculated quarterly, to be paid in shares of common stock at the rate of $0.75 per share. The Series B Preferred Stock is convertible commencing December 31, 2017, or earlier upon the approval of the Board of Directors, by the holder into Common Stock at $0.75 per share. The stock is automatically convertible by the Company upon an equity financing of at least $5,000,000 subsequent to June 30, 2017, or is publicly traded for at least $2.00 per share for 10 consecutive trading days, or upon completion of a Major Transaction (as defined in the Certificate of Designation). Dividends are payable to holders of record quarterly, on the last business day of each calendar quarter, from the date of issuance, as may be declared by the Board of Directors, and are cumulative. The Series B Preferred Stock is senior to all Common Stock and junior to the Series A Preferred Stock. For investors in the Series B offering that previously invested in the Company’s Series A preferred stock offering in 2016, the Company issued a total of 60,000 warrants as additional incentive to invest. These warrants are fully vested, are immediately exercisable at $0.75 per share, and expire between March 6, 2020 and March 8, 2020.